SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Tables)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Debt Disclosure [Abstract]
Schedule of senior secured convertible credit facility

		March 27,	June 27,
	Tranche	2021	2020
Senior secured convertible notes dated April 23, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	1A	$20,674,403	$21,660,583
Senior secured convertible notes dated May 22, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	1B	89,039,556	86,053,316
Senior secured convertible notes dated July 12, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	2	28,953,899	26,570,948
Senior secured convertible notes dated November 27, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	3	11,211,533	10,288,815
Senior secured convertible notes dated March 27, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	4	13,609,724	12,500,000
Amendment fee converted to senior secured convertible notes dated October 29, 2019, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	21,165,550	19,423,593
Senior secured convertible notes dated April 24, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	IA-1	2,959,951	2,734,282
Senior secured convertible notes dated September 14, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	IA-2	5,724,068	-
Restatement fee issued in senior secured convertible notes dated March 27, 2020, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	8,513,121	8,199,863
Second restatement fee issued in senior secured convertible notes dated July 2, 2020, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	1,979,156	-
Third restatement fee issued in senior secured convertible notes dated January 11, 2021, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	11,131,939	-
Total Drawn on Senior Secured Convertible Credit Facility		214,962,900	187,431,400
Less Unamortized Debt Discount		(57,897,490)	(21,062,937)
Senior Secured Convertible Credit Facility, Net		$157,065,410	$166,368,463

	Tranche	2020	2019

Senior secured convertible notes dated April 23, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	1A	$21,660,583	$20,000,000

Senior secured convertible notes dated May 22, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	1B	86,053,316	80,000,000

Senior secured convertible notes dated July 12, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	2	26,570,948	-

Senior secured convertible notes dated November 27, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	3	10,288,815	-

Senior secured convertible notes dated March 27, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	4	12,500,000	-

Amendment fee converted to senior secured convertible notes dated October 29, 2019, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	19,423,593	-

Senior secured convertible notes dated April 24, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	IA-1	2,734,282	-

Restatement fee issued in senior secured convertible notes dated March 27, 2020, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	8,199,863	-

Total Drawn on Senior Secured Convertible Credit Facility		187,431,400	100,000,000

Less Unamortized Debt Discount		(21,062,937)	(13,144,585)

Senior Secured Convertible Credit Facility, Net		$166,368,463	$86,855,415

Schedule of reconciliation senior secured convertible credit facility

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Incremental Advance - 1	Incremental Advance - 2	3rd Advance	Amendment Fee Notes	Restatement Fee Notes	2nd Restatement Fee Notes	TOTAL

Balance as of June 27, 2020	$102,833,447	$25,352,687	$9,680,433	$2,455,231	$2,168,540	$-	$-	$18,964,600	$7,082,065	$-	166,368,463
Cash Additions	-	-	-	-	-	5,420,564	10,937,127	-	-	-	16,357,691
Repayments	(8,000,000)	-	-	-	-	-	-	-	-	-	(8,000,000)
Principal Reallocation	585,058	(3,276)	(1,277)	(404,451)	(340)	(589)	-	(2,395)	(24,084)	(148,646)	-
Fees Capitalized to Debt Related to Debt Modifications	-	-	-	-	-	(468,564)	(937,127)	-	-	-	(1,405,691)
Paid-In-Kind Interest Capitalized	9,396,021	2,386,229	923,996	1,115,478	226,009	303,299	194,812	1,744,352	736,039	127,802	17,154,037
Net Effect on Debt from Extinguishment	4,812,996	962,750	497,175	2,167,870	(453,979)	-	-	455,792	630,758	2,000,000	11,073,362
Equity Component Debt - New and Amended	(23,562,662)	(6,147,968)	(2,480,673)	(2,839,499)	(1,296,844)	(3,239,507)	(7,694,405)	(4,337,438)	(4,551,977)	-	(56,150,973)
Cash Paid for Debt Issuance Costs	-	-	-	-	-	(175,000)	(200,000)	-	-	-	(375,000)
Amortization of Debt Discounts	5,394,019	1,282,359	531,455	1,057,893	414,622	726,545	565,258	971,013	1,099,158	1,198	12,043,520
Balance as of March 27, 2021	$91,458,879	$23,832,781	$9,151,109	$1,383,982	$1,058,008	$2,566,748	$2,865,665	$17,795,924	$4,971,959	$1,980,354	$157,065,410

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Amendment Fee Notes	Restatement Fee Notes	TOTAL

Balance as of July 1, 2018	$-	$-	$-	$-	$-	$-	$-

Cash Additions	100,000,000	-	-	-	-	-	100,000,000
Net Effect on Equity Component of New and Amended Debt	(7,548,720)	-	-	-	-	-	(7,548,720)
Shares Issued for Debt Issuance Costs	(3,979,119)	-	-	-	-	-	(3,979,119)
Cash Paid for Debt Issuance Costs	(2,076,757)	-	-	-	-	-	(2,076,757)
Amortization of Debt Discounts	460,011	-	-	-	-	-	460,011

Balance as of June 29, 2019	$86,855,415	$-	$-	$-	$-	$-	$86,855,415

Cash Additions	-	25,000,000	10,000,000	15,000,000	-	-	50,000,000
Fees Capitalized to Debt Related to Debt Modifications	-	-	-	234,282	18,750,000	8,199,863	27,184,145
Paid-In-Kind Interest Capitalized	7,713,899	1,570,948	288,815	-	673,593	-	10,247,255
Net Effect on Equity Component of New and Amended Debt	6,942,719	(1,137,637)	(172,786)	(12,161,866)	(511,900)	(1,245,676)	(8,287,146)
Cash Paid for Debt Issuance Costs	-	(482,998)	(641,689)	(673,435)	-	-	(1,798,122)
Amortization of Debt Discounts	1,321,414	402,374	206,093	56,250	52,907	127,878	2,166,916

Balance as of June 27, 2020	$102,833,447	$25,352,687	$9,680,433	$2,455,231	$18,964,600	$7,082,065	$166,368,463